Note to cash flow statement - Changes in carrying amount of Share premium (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Note to cash flow statement
Balance at beginning of year	€ 738.5	€ 719.4	€ 719.4
Changes from financing cash flows
Net proceeds from shares issued	423.1	19.1
Movement in net funds resulting from cash flows	423.1	19.1
Balance at end of year	€ 1,161.6	738.5	719.4
Payment for repurchase of ordinary shares		€ 581.0	€ 561.0